Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Profit or loss [abstract]
Revenues	$ 1,076,826	$ 909,270
Direct cost of revenues	626,621	524,020
Gross profit	450,205	385,250
Operating expenses
General and administrative	115,139	103,742
Research and development	120,335	129,416
Sales and marketing	234,844	234,290
Depreciation of property and equipment	7,339	6,634
Depreciation of right-of-use assets	5,220	7,946
Foreign exchange loss	594	882
Acquisition-related compensation	366	3,105
Amortization of intangible assets	88,432	95,048
Restructuring	17,503	7,206
Goodwill impairment	556,440	0
Total operating expenses	1,146,212	588,269
Operating loss	(696,007)	(203,019)
Net interest income	36,498	42,531
Loss before income taxes	(659,509)	(160,488)
Income tax expense (recovery)
Current	7,496	3,799
Deferred	191	(323)
Total income tax expense	7,687	3,476
Net loss	(667,196)	(163,964)
Other comprehensive income (loss)
Foreign currency differences on translation of foreign operations	(732)	(1,302)
Change in net unrealized gain (loss) on cash flow hedging instruments, net of tax	(2,685)	314
Total other comprehensive loss	(3,417)	(988)
Total comprehensive loss	$ (670,613)	$ (164,952)
Basic net loss per share (in USD per share)	$ (4.34)	$ (1.07)
Diluted net loss per share (in USD per share)	$ (4.34)	$ (1.07)